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                      MERRILL LYNCH LIFE INSURANCE COMPANY

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                         SUPPLEMENT DATED JULY 1, 2005
                                     TO THE
                                 PROSPECTUS FOR
                    MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                               (INVESTOR SERIES)
                               DATED MAY 1, 2005

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
                         SUPPLEMENT DATED JULY 1, 2005
                                     TO THE
                                 PROSPECTUS FOR
                    MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)
                               DATED MAY 1, 2005

                     ML LIFE INSURANCE COMPANY OF NEW YORK

                        ML OF NEW YORK VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                         SUPPLEMENT DATED JULY 1, 2005
                                     TO THE
                                 PROSPECTUS FOR
                    MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                               (INVESTOR SERIES)
                               DATED MAY 1, 2005

                        ML OF NEW YORK VARIABLE ANNUITY
                               SEPARATE ACCOUNT D
                         SUPPLEMENT DATED JULY 1, 2005
                                     TO THE
                                 PROSPECTUS FOR
                    MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)
                               DATED MAY 1, 2005

This supplement updates the Prospectuses for Merrill Lynch Investor Choice Annuity(SM) (Investor Series) and Merrill Lynch Investor Choice Annuity(SM) (IRA Series) issued by Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLNY"). Please retain this supplement with your Prospectus for your reference.

Beginning on July 1, 2005, an additional asset allocation model, the All Equity Plus Model, will be available to contract owners who elect to participate in the Asset Allocation Program ("Program participants"). All of the other Asset Allocation Models (Capital Preservation, Income, Income and Growth, Growth, and Aggressive Growth) may include subaccounts which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus Model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus Model if it is appropriate for your investment goals and risk tolerance.

If you are currently a Program participant and are interested in the All Equity Plus Model, contact your Financial Advisor.

                                   *   *   *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.